Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2011
Registrant Name	HUNTINGTON FUNDS
Central Index Key	0000810695
Amendment Flag	false
Document Creation Date	Apr. 17, 2012
Document Effective Date	Apr. 30, 2012